Accounts Receivable, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Credit loss	$ 32,370	$ 81,616
Reversal of credit loss	$ 81,026	$ 166,220